Related Party Transactions - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions				12 Months Ended
	Jul. 19, 2019 INR (₨)	Jul. 19, 2019 USD ($)	Jul. 19, 2019 GBP (£)	Mar. 31, 2022 INR (₨) Segments	Mar. 31, 2022 USD ($) Segments	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Apr. 30, 2022 INR (₨)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 GBP (£)	May 31, 2021 INR (₨)	May 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 GBP (£)
Disclosure of transactions between related parties [line items]
Investments made/(redeemed)								₨ (44,847)
Amounts receivable related party transactions				₨ 3,065		₨ 9,304					$ 40
Loan outstanding, Related party				56,827		70,653					749
Accrued interest payable , Related party				200
Amount of investment paid to the project				235,932		₨ 281,775					3,110
Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Loan amount in excess of the present value of the modified contractual cash flows discounted at the original effective interest rate				5,361							$ 73
Repayment of related party debt				16,227	$ 214
Revised [Member] | Level Two Valuation Approach [Member] | US Dollar Treasury Rates And Credit Default Swap Rates [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Interest rate on borrowings						9.60%
Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member]
Disclosure of transactions between related parties [line items]
Guarantee, Pre payments outstanding				₨ 1,260
Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Guarantee percentage on the estimated exploration costs				2.50%							2.50%	2.50%
Exploration cost of initial phase				₨ 75,870							$ 1,000
Annual charge as a percenatage of spend				1.00%	1.00%
Guarantee, Commission expenses				₨ 1,470
Guarantee, Pre payments outstanding						₨ 1,610
Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member] | Ind Rs [Member]
Disclosure of transactions between related parties [line items]
Guarantee, Commission expenses						1,332		0
Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Guarantee, Commission expenses | $					$ 19
Brand License Agreement [Member]
Disclosure of transactions between related parties [line items]
Related party transaction, Brand fee expenses				₨ 15,530	$ 205	₨ 9,390		₨ 3,130
Brand License Agreement [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Percentage of brand fee paid on turnover								0.75%
Brand License Agreement [Member] | ReNegotiated [Member]
Disclosure of transactions between related parties [line items]
Percentage of brand fee paid on turnover				2.00%	2.00%
Power Delivery Agreement [Member]
Disclosure of transactions between related parties [line items]
Procuring Renewable Power Term				25 years	25 years
Ownership interest in subsidiary				26.00%	26.00%
Power Delivery Agreement [Member] | BALCO [member]
Disclosure of transactions between related parties [line items]
Equity Infusion Shares Value				₨ 2,300							30
Power Delivery Agreement [Member] | Serentica Renewables India Three Private Limited [Member]
Disclosure of transactions between related parties [line items]
Equity Infusion Shares Value				2,500							33
Power Delivery Agreement [Member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of transactions between related parties [line items]
Amount of investment paid to the project									₨ 1,440	$ 19
Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Investment made by Cairn in bonds issued				₨ 2,110							31
Percentage of voting interest owned				100.00%	100.00%	100.00%	100.00%
Investment disposed, Consideration on disposal						₨ 2,117	$ 29
Cairn India Holdings Limited [member] | Ind Rs [Member]
Disclosure of transactions between related parties [line items]
Borrowings, maturity				June 2021	June 2021
Cairn India Holdings Limited [member] | USD [Member]
Disclosure of transactions between related parties [line items]
Borrowings, maturity				May 2023	May 2023
Cairn India Holdings Limited [member] | Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral to entity, related party transactions				₨ 1,897	$ 25
Cairn India Holdings Limited [member] | Revenue Sharing Contract [Member] | Open Acreage Licensing Policy [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Number of Blocks awarded | Segments				51	51
Cairn India Holdings Limited [member] | Anglo American Plc [member]
Disclosure of transactions between related parties [line items]
Structured investment acquired, total consideration								₨ 38,124							$ 541	£ 428
Twinstar Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Loan outstanding, Related party				₨ 748		49
Twinstar Holdings Limited [member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Agreed novation amount													₨ 22,761	$ 300
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
Investments made/(redeemed)	₨ 44,847	$ 639	£ 519
Amounts receivable related party transactions				₨ 926							$ 12	£ 10
Percentage of equity interest owned				100.00%	100.00%
Percentage of voting interest owned				100.00%	100.00%
Anil Agarwal Discretionary Trust [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting interest owned				100.00%	100.00%
Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Interest rate on borrowings				10.10%							10.10%	10.10%
Vedanta Resource Limited [Member] | Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member]
Disclosure of transactions between related parties [line items]
Guarantee, Pre payments outstanding | $											$ 17
Cairn Energy Hydrocarbons Ltd [Member] | Production Sharing Agreement [member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Annual charge as a percenatage of spend				1.20%	1.20%
Sterlite Iron And Steel Company Limited [Member]
Disclosure of transactions between related parties [line items]
Loan outstanding, Related party						₨ 49
Bottom of range [member] | Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Annual charges				₨ 759	$ 10
Bottom of range [member] | Brand License Agreement [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Percentage of brand fee paid on turnover								0.75%
Bottom of range [member] | Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Interest rate on borrowings				7.13%							7.13%	7.13%
Bottom of range [member] | Cairn Energy Hydrocarbons Ltd [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Annual charges				₨ 379	5
Top of range [member] | Revenue Sharing Contract [Member] | Financial And Performance Guarantee [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Annual charges				₨ 1,517	$ 20
Top of range [member] | Brand License Agreement [Member] | Vedanta Resource Limited [Member]
Disclosure of transactions between related parties [line items]
Percentage of brand fee paid on turnover								(1.50%)
Top of range [member] | Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Interest rate on borrowings				8.25%							8.25%	8.25%